SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
2023	$ 293,423
2024	391,230
2025	391,230
2026	391,230
2027	391,230
2028 and onwards	$ 2,033,277